Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

At December 31, 2015 and 2016, goodwill was RMB1,504,278 and RMB1,504,278 (US$216,661), respectively.

Goodwill was assessed for impairment as of December 31, 2015 and 2016, and no impairment loss was recognized in any of the years presented.